Share-Based Compensation - Summary of Movements of Share Awards Under the East Buy Schemes (Detail) - East Buy 2023 Scheme [Member]	2 Months Ended
May 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share, Granted	30,459,000
Number of Share, Vested	0
Number of Share, Forfeited	(145,000)
Number of share options outstanding	30,314,000
Number of Share, Vested and expect to vest	30,314,000
Weighted-average grant date fair value, Granted | $ / shares	$ 3.69
Weighted average exercise prices, Exercised | $ / shares	0
Weighted average exercise prices, Options, Forfeited | $ / shares	3.69
Weighted average exercise prices, Options outstanding | $ / shares	$ 3.69